UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Extended Equity Market Index Fund

(PEXMX)

This semi-annual shareholder report contains important information about Extended Equity Market Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$12	0.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$936,232
Number of Portfolio Holdings	1,658

Portfolio Turnover Rate	5.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	17.7%
Information Technology	17.5
Financials	17.0
Health Care	12.1
Consumer Discretionary	11.3
Real Estate	5.5
Materials	4.9
Energy	4.8
Communication Services	4.0
Other	5.2

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	0.9%
CRH	0.8
Apollo Global Management	0.8
Palantir Technologies	0.8
Workday	0.7
Snowflake	0.7
Trade Desk	0.7
Datadog	0.6
Cheniere Energy	0.6
Coinbase Global	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F124-053 8/24

Extended Equity Market Index Fund

 (PEXMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund –
.

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 30.12 $ 24.92 $ 36.18 $ 37.12 $ 29.25 $ 23.98
Investment
activities
Net investment
income
(1)(2)
0.13 0.32 0.29 0.27 0.24 0.32
Net realized and
unrealized gain/
loss 0.86 5.98 (9.67) 4.17 8.74 6.30
Total from
investment
activities 0.99 6.30 (9.38) 4.44 8.98 6.62
Distributions
Net investment
income — (0.32) (0.33) (0.27) (0.24) (0.31)
Net realized gain — (0.78) (1.55) (5.11) (0.87) (1.04)
Total distributions — (1.10) (1.88) (5.38) (1.11) (1.35)
NET ASSET
VALUE
End of period $ 31.11 $ 30.12 $ 24.92 $ 36.18 $ 37.12 $ 29.25

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3.29% 25.35% (26.00)% 12.31% 30.82% 27.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.24%
(4)
0.25% 0.26% 0.30% 0.35% 0.35%
Net expenses
after waivers/
payments by
Price Associates 0.24%
(4)
0.25% 0.25% 0.30% 0.35% 0.35%
Net investment
income 0.84%
(4)
1.16% 1.01% 0.66% 0.83% 1.13%
Portfolio turnover
rate 5.6% 13.3% 13.7% 36.7% 35.9% 17.4%
Net assets, end
of period (in
thousands) $936,232 $953,770 $826,200 $1,281,380 $1,161,458 $938,905
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.3%
COMMUNICATION SERVICES  4.0%
Diversified Telecommunication Services  0.4%
AST SpaceMobile (1)(2) 22,600 262
Cogent Communications Holdings  6,500 367
Frontier Communications Parent (1) 27,853 729
GCI Liberty, Class A, EC (1)(3) 21,362 —
Globalstar (1) 138,400 155
IDT, Class B  8,242 296
Iridium Communications  22,491 599
Liberty Global, Class A (1) 24,334 424
Liberty Global, Class C (1) 26,275 469
Liberty Latin America, Class C (1) 15,146 146
Lumen Technologies (1)(2) 173,520 191
Shenandoah Telecommunications  16,721 273
3,911
Entertainment  1.1%
AMC Entertainment Holdings, Class A (1) 15,532 77
Cinemark Holdings (1) 9,440 204
Endeavor Group Holdings, Class A  33,064 894
Kartoon Studios (1)(2) 31,610 33
Liberty Media Corp-Liberty Formula One, Class A (1) 6,187 397
Liberty Media Corp-Liberty Formula One, Class C (1) 31,160 2,239
Liberty Media Corp-Liberty Live, Class A (1) 2,414 91
Liberty Media Corp-Liberty Live, Class C (1) 6,646 254
Lions Gate Entertainment, Class B (1) 17,763 152
Madison Square Garden Entertainment (1) 6,783 232
Madison Square Garden Sports (1) 2,521 474
Playtika Holding  20,600 162
ROBLOX, Class A (1) 68,686 2,556
Roku (1) 15,765 945
Skillz (1) 19,852 143
Sphere Entertainment (1) 7,618 267
TKO Group Holdings  7,600 821
Warner Music Group, Class A (2) 23,501 720
10,661
Interactive Media & Services  1.0%
Angi (1)(2) 34,000 65
Bumble, Class A (1) 18,992 200
Cargurus (1) 14,052 368
Cars.com (1) 9,920 195

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
fuboTV (1)(2) 53,700 67
IAC (1) 6,234 292
MediaAlpha, Class A (1) 7,794 103
Pinterest, Class A (1) 86,226 3,800
Reddit, Class A (1) 4,976 318
Rumble (1)(2) 13,700 76
Shutterstock  2,800 108
Snap, Class A (1) 144,220 2,396
TripAdvisor (1) 12,900 230
TrueCar (1) 55,425 173
Trump Media & Technology Group (1) 1,235 40
Vimeo (1) 40,596 151
Yelp (1) 7,192 266
Ziff Davis (1) 4,444 245
ZoomInfo Technologies (1) 37,300 476
9,569
Media  1.4%
Cable One (2) 535 190
Cardlytics (1)(2) 8,134 67
Clear Channel Outdoor Holdings (1) 123,500 174
EchoStar, Class A (1) 24,070 429
EW Scripps, Class A (1) 24,845 78
Gray Television  21,200 110
iHeartMedia, Class A (1)(2) 42,400 46
John Wiley & Sons, Class A  7,370 300
Liberty Broadband, Class A (1) 2,793 153
Liberty Broadband, Class C (1) 14,816 812
Liberty Media Corp-Liberty SiriusXM (1) 21,317 472
Liberty Media Corp-Liberty SiriusXM, Class A (1) 8,600 191
Magnite (1) 17,700 235
New York Times, Class A  22,400 1,147
Nexstar Media Group  5,897 979
PubMatic, Class A (1) 10,300 209
Sinclair (2) 11,410 152
Sirius XM Holdings (2) 93,872 266
TechTarget (1) 4,200 131
TEGNA  33,210 463
Thryv Holdings (1) 11,122 198
Trade Desk, Class A (1) 62,745 6,128
12,930
Wireless Telecommunication Services  0.1%
Gogo (1) 18,063 174
Telephone & Data Systems  18,103 375

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Cellular (1) 3,857 215
764
Total Communication Services 37,835
CONSUMER DISCRETIONARY  11.3%
Automobile Components  0.9%
Adient (1) 14,100 348
Autoliv  11,403 1,220
Dana  21,572 261
Dorman Products (1) 4,800 439
Fox Factory Holding (1) 6,800 328
Gentex  28,248 952
Gentherm (1) 6,000 296
Goodyear Tire & Rubber (1) 39,435 448
LCI Industries  4,309 446
Lear  7,000 800
Mobileye Global, Class A (1)(2) 9,004 253
Modine Manufacturing (1) 6,600 661
Motorcar Parts of America (1) 14,500 90
Patrick Industries  4,278 464
Phinia  6,482 255
QuantumScape (1) 46,862 231
Standard Motor Products  5,388 149
Stoneridge (1) 9,536 152
Superior Industries International (1) 15,200 49
Visteon (1) 4,300 459
XPEL (1) 2,900 103
8,404
Automobiles  0.4%
Harley-Davidson  19,116 641
Lucid Group (1)(2) 133,539 349
Rivian Automotive, Class A (1) 106,135 1,424
Thor Industries  7,541 705
Winnebago Industries  3,781 205
3,324
Broadline Retail  0.3%
Big Lots (1) 10,000 17
Dillard's, Class A (2) 400 176
Kohl's  22,042 507
Macy's  39,300 755
Nordstrom  13,832 293
Ollie's Bargain Outlet Holdings (1) 8,800 864
2,612

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
A-Mark Precious Metals (2) 4,771 154
154
Diversified Consumer Services  1.0%
ADT  29,184 222
Adtalem Global Education (1) 6,300 430
Bright Horizons Family Solutions (1) 9,521 1,048
Carriage Services  6,600 177
Chegg (1) 16,300 51
Clear Secure, Class A  14,457 270
Coursera (1) 15,400 110
Duolingo (1) 5,555 1,159
Frontdoor (1) 14,450 488
Graham Holdings, Class B  341 239
Grand Canyon Education (1) 4,909 687
H&R Block  20,118 1,091
Laureate Education  23,200 347
Service Corp International  22,831 1,624
Strategic Education  5,463 605
Stride (1) 6,000 423
WW International (1) 12,700 15
8,986
Hotels, Restaurants & Leisure  3.0%
Aramark  41,482 1,411
Bally's (1) 11,600 139
BJ's Restaurants (1) 4,933 171
Bloomin' Brands  17,943 345
Boyd Gaming  11,457 631
Brinker International (1) 8,279 599
Canterbury Park Holding  6,213 136
Cava Group (1) 2,355 218
Cheesecake Factory (2) 5,840 229
Choice Hotels International  4,290 510
Churchill Downs  9,632 1,345
Chuy's Holdings (1) 6,906 179
Cracker Barrel Old Country Store  1,900 80
Dave & Buster's Entertainment (1) 6,800 271
Denny's (1) 16,465 117
Dine Brands Global  5,000 181
DoorDash, Class A (1) 44,603 4,852
DraftKings, Class A (1) 71,328 2,723
Dutch Bros, Class A (1) 6,200 257

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Everi Holdings (1) 20,600 173
Hilton Grand Vacations (1) 12,610 510
Hyatt Hotels, Class A  5,790 880
Jack in the Box  4,600 234
Light & Wonder (1) 11,805 1,238
Marriott Vacations Worldwide  4,761 416
Papa John's International  2,845 134
Penn Entertainment (1)(2) 22,162 429
Planet Fitness, Class A (1) 14,072 1,036
Red Robin Gourmet Burgers (1) 7,700 58
Red Rock Resorts, Class A  9,100 500
Sabre (1) 48,300 129
Shake Shack, Class A (1) 4,200 378
Six Flags Entertainment (1) 9,800 325
Sweetgreen, Class A (1) 13,100 395
Texas Roadhouse  8,740 1,501
Travel + Leisure  12,876 579
United Parks & Resorts (1) 4,767 259
Vail Resorts  5,310 956
Wendy's  31,152 528
Wingstop  4,894 2,068
Wyndham Hotels & Resorts  11,840 876
27,996
Household Durables  1.5%
Cavco Industries (1) 1,773 614
Century Communities  1,765 144
Cricut, Class A (1) 13,400 80
Flexsteel Industries  2,994 93
GoPro, Class A (1) 38,800 55
Green Brick Partners (1) 4,602 263
Helen of Troy (1) 3,300 306
Hovnanian Enterprises, Class A (1) 1,384 196
Installed Building Products  3,900 802
iRobot (1) 14,700 134
KB Home  11,900 835
La-Z-Boy  9,950 371
Leggett & Platt  11,147 128
LGI Homes (1) 3,937 352
Lovesac (1)(2) 5,600 127
M/I Homes (1) 3,270 399
Meritage Homes  4,700 761
Newell Brands  46,505 298
Skyline Champion (1) 8,882 602

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sonos (1) 21,901 323
Taylor Morrison Home (1) 15,100 837
Tempur Sealy International  22,761 1,078
Toll Brothers  14,015 1,614
TopBuild (1) 4,522 1,742
Tri Pointe Homes (1) 16,178 603
Universal Electronics (1) 9,900 115
Whirlpool  5,650 578
Worthington Enterprises  4,479 212
13,662
Leisure Products  0.4%
Acushnet Holdings  5,075 322
Brunswick  10,000 728
Funko, Class A (1) 10,100 99
Malibu Boats, Class A (1) 4,300 151
Marine Products  11,600 117
Mattel (1) 54,226 882
Peloton Interactive, Class A (1) 58,131 196
Polaris  8,240 645
Topgolf Callaway Brands (1) 17,500 268
YETI Holdings (1) 13,500 515
3,923
Specialty Retail  3.0%
1-800-Flowers.com, Class A (1) 13,368 127
Aaron's  14,168 141
Abercrombie & Fitch, Class A (1) 7,000 1,245
Academy Sports & Outdoors  10,843 577
Advance Auto Parts  10,600 671
American Eagle Outfitters  18,645 372
Asbury Automotive Group (1) 2,429 554
AutoNation (1) 3,204 511
Boot Barn Holdings (1) 5,300 683
Burlington Stores (1) 10,449 2,508
Caleres  6,430 216
Carvana (1) 15,352 1,976
Chewy, Class A (1)(2) 16,041 437
Dick's Sporting Goods  8,000 1,719
Five Below (1) 8,524 929
Floor & Decor Holdings, Class A (1) 16,471 1,637
Foot Locker  12,803 319
GameStop, Class A (1) 38,104 941
Gap  31,100 743
Genesco (1) 5,100 132

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Group 1 Automotive  2,109 627
Guess?  8,920 182
Hibbett  3,800 331
Lithia Motors  3,600 909
Monro  7,100 169
Murphy USA  2,840 1,333
National Vision Holdings (1) 9,922 130
ODP (1) 6,512 256
Penske Automotive Group  2,708 404
PetMed Express  30,900 125
RealReal (1) 35,000 112
Revolve Group (1) 8,700 138
RH (1) 2,602 636
Sally Beauty Holdings (1) 15,300 164
Signet Jewelers  6,267 561
Sleep Number (1) 5,500 53
Sonic Automotive, Class A  5,003 273
Stitch Fix, Class A (1) 33,100 137
Upbound Group  7,450 229
Urban Outfitters (1) 5,500 226
Valvoline (1) 20,117 869
Victoria's Secret (1) 9,624 170
Vroom (1)(2) 1,071 10
Wayfair, Class A (1)(2) 12,400 654
Williams-Sonoma  8,964 2,531
27,667
Textiles, Apparel & Luxury Goods  0.8%
Capri Holdings (1) 14,895 493
Carter's  5,900 366
Columbia Sportswear  3,462 274
Crocs (1) 8,200 1,197
Figs, Class A (1) 19,600 104
G-III Apparel Group (1) 9,000 244
Hanesbrands (1) 9,175 45
Kontoor Brands  8,300 549
Levi Strauss, Class A  4,202 81
Movado Group  6,705 167
Oxford Industries  2,200 220
PVH  7,205 763
Skechers USA, Class A (1) 19,200 1,327
Steven Madden  12,050 510
Superior Group  12,443 235
Under Armour, Class A (1) 18,600 124

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Under Armour, Class C (1) 20,100 131
Vera Bradley (1) 24,500 153
VF  54,329 733
Wolverine World Wide  15,200 206
7,922
Total Consumer Discretionary 104,650
CONSUMER STAPLES  2.9%
Beverages  0.3%
Boston Beer, Class A (1) 1,500 458
Celsius Holdings (1) 22,632 1,292
Coca-Cola Consolidated  700 759
National Beverage  3,696 189
Willamette Valley Vineyards (1) 10,850 43
2,741
Consumer Staples Distribution & Retail  1.1%
Albertsons, Class A  50,698 1,001
Andersons  7,300 362
BJ's Wholesale Club Holdings (1) 19,898 1,748
Casey's General Stores  5,089 1,942
Chefs' Warehouse (1) 6,300 246
Grocery Outlet Holding (1) 12,632 279
Ingles Markets, Class A  3,900 268
Performance Food Group (1) 20,452 1,352
PriceSmart  3,450 280
SpartanNash  10,226 192
Sprouts Farmers Market (1) 13,000 1,088
U.S. Foods Holding (1) 30,344 1,608
United Natural Foods (1) 9,300 122
10,488
Food Products  0.8%
B&G Foods (2) 15,400 124
Calavo Growers  7,863 179
Cal-Maine Foods  5,564 340
Darling Ingredients (1) 26,700 981
Flowers Foods  33,083 734
Fresh Del Monte Produce  8,200 179
Freshpet (1) 5,850 757
Hain Celestial Group (1) 17,000 118
Ingredion  8,500 975
J & J Snack Foods  2,749 446
John B. Sanfilippo & Son  2,942 286
Lancaster Colony  2,425 458

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Post Holdings (1) 7,517 783
Simply Good Foods (1) 14,840 536
TreeHouse Foods (1) 7,943 291
Utz Brands  15,300 255
Vital Farms (1) 2,500 117
7,559
Household Products  0.2%
Central Garden & Pet (1)(2) 3,185 123
Central Garden & Pet, Class A (1) 10,671 352
Energizer Holdings  9,250 273
Spectrum Brands Holdings  5,011 431
WD-40  2,200 483
1,662
Personal Care Products  0.5%
Beauty Health (1)(2) 21,638 42
BellRing Brands (1) 18,509 1,058
Coty, Class A (1) 40,849 409
Edgewell Personal Care  8,050 323
elf Beauty (1) 8,399 1,770
Herbalife (1) 15,900 165
Inter Parfums  3,300 383
Lifevantage  20,700 133
Medifast  4,946 108
Nu Skin Enterprises, Class A  15,316 161
USANA Health Sciences (1) 2,600 118
4,670
Tobacco  0.0%
22nd Century Group (1)(2) 399 —
Universal  3,808 183
Vector Group  22,482 238
421
Total Consumer Staples 27,541
ENERGY  4.8%
Energy Equipment & Services  1.3%
Archrock  21,867 442
Atlas Energy Solutions  11,932 238
Cactus, Class A  9,410 496
ChampionX  26,100 867
DMC Global (1) 8,000 115
Expro Group Holdings (1) 21,433 491
Forum Energy Technologies (1) 3,999 68

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helix Energy Solutions Group (1) 15,300 183
Helmerich & Payne  13,977 505
Liberty Energy  23,967 501
Mammoth Energy Services (1) 18,000 59
Nabors Industries (1) 1,900 135
Newpark Resources (1) 12,576 105
Noble  19,762 882
NOV  49,575 942
Oceaneering International (1) 15,825 374
Patterson-UTI Energy  48,226 500
Solaris Oilfield Infrastructure, Class A  18,562 159
TechnipFMC  70,699 1,849
TETRA Technologies (1) 30,241 105
Tidewater (1) 9,466 901
Transocean (1)(2) 105,600 565
Valaris (1) 7,900 589
Weatherford International (1) 12,629 1,546
12,617
Oil, Gas & Consumable Fuels  3.5%
Adams Resources & Energy  4,341 122
Antero Midstream  41,300 609
Antero Resources (1) 40,961 1,337
California Resources  11,200 596
Centrus Energy, Class A (1) 2,500 107
Cheniere Energy  33,163 5,798
Chesapeake Energy  18,771 1,543
Chord Energy  7,696 1,290
Civitas Resources  10,748 742
CNX Resources (1) 25,800 627
Comstock Resources (2) 14,200 147
CONSOL Energy  4,700 480
Crescent Energy, Class A  15,920 189
CVR Energy  7,000 187
Delek U.S. Holdings  12,107 300
Dorian LPG  7,169 301
DT Midstream  11,000 781
Equitrans Midstream  47,029 610
Green Plains (1) 8,700 138
Gulfport Energy (1) 1,661 251
HF Sinclair  21,141 1,128
International Seaways  1,100 65
Kosmos Energy (1) 86,775 481
Magnolia Oil & Gas, Class A  28,971 734

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Matador Resources  14,376 857
Murphy Oil  18,740 773
New Fortress Energy (2) 8,200 180
Northern Oil & Gas  11,310 420
Ovintiv  33,992 1,593
Par Pacific Holdings (1) 6,900 174
PBF Energy, Class A  15,403 709
Peabody Energy  17,000 376
Permian Resources  78,843 1,273
Range Resources  36,100 1,210
REX American Resources (1) 6,150 280
Ring Energy (1)(2) 95,600 162
SandRidge Energy  15,785 204
Sitio Royalties, Class A  12,500 295
SM Energy  20,300 878
Southwestern Energy (1) 184,944 1,245
Talos Energy (1) 14,800 180
Tellurian (1) 192,400 133
Texas Pacific Land  2,388 1,753
Uranium Energy (1) 59,300 356
Viper Energy  16,796 630
Vitesse Energy  6,283 149
World Kinect  15,300 395
32,788
Total Energy 45,405
FINANCIALS  17.0%
Banks  5.4%
1st Source  5,161 277
Ameris Bancorp  10,100 509
Arrow Financial  9,910 258
Associated Banc-Corp  28,827 610
Atlantic Union Bankshares  14,747 484
Axos Financial (1) 8,400 480
Banc of California  22,247 284
BancFirst  2,817 247
Bancorp (1) 13,261 501
Bank of Hawaii (2) 5,166 296
Bank OZK  17,134 703
BankUnited  16,018 469
Banner  4,471 222
Berkshire Hills Bancorp  10,741 245
BOK Financial  4,060 372
Brookline Bancorp  22,331 186

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Bank  20,859 590
Capitol Federal Financial  20,644 113
Cathay General Bancorp  7,294 275
City Holding  2,357 250
Columbia Banking System  29,099 579
Comerica  14,903 761
Commerce Bancshares  17,014 949
Community Financial System  9,628 455
ConnectOne Bancorp  11,183 211
Cullen/Frost Bankers  8,450 859
CVB Financial  26,706 460
Dime Community Bancshares  8,900 182
East West Bancorp  23,464 1,718
Eastern Bankshares  29,000 405
Enterprise Financial Services  4,053 166
First Bancorp North Carolina  8,913 285
First BanCorp Puerto Rico  37,849 692
First Busey  13,229 320
First Citizens BancShares, Class A  1,692 2,849
First Commonwealth Financial  17,900 247
First Community Bankshares  7,844 289
First Financial  6,317 233
First Financial Bancorp  13,000 289
First Financial Bankshares  23,176 684
First Hawaiian  14,900 309
First Horizon  73,206 1,154
First Interstate BancSystem, Class A  12,942 359
First Merchants  11,013 367
First United  9,111 186
Flushing Financial  19,125 252
FNB  38,250 523
Fulton Financial  28,682 487
German American Bancorp  9,733 344
Glacier Bancorp  15,512 579
Hancock Whitney  12,400 593
Hilltop Holdings  6,936 217
Home BancShares  28,776 690
HomeStreet  8,965 102
Hope Bancorp  25,700 276
Independent Bank  6,690 339
Independent Bank Group  3,600 164
International Bancshares  8,002 458
Kearny Financial  29,937 184

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lakeland Financial  3,457 213
Live Oak Bancshares  6,400 224
Macatawa Bank  10,454 153
MVB Financial  11,116 207
National Bank Holdings, Class A  9,000 351
NBT Bancorp  6,411 248
New York Community Bancorp (2) 90,533 292
Nicolet Bankshares  3,400 282
Northrim BanCorp  4,567 263
Northwest Bancshares  24,083 278
OceanFirst Financial  16,200 257
OFG Bancorp  12,892 483
Old National Bancorp  29,748 511
Pacific Premier Bancorp  15,900 365
Park National  2,440 347
Peapack-Gladstone Financial  6,557 149
Peoples Bancorp  9,913 297
Pinnacle Financial Partners  8,960 717
Popular  13,376 1,183
Preferred Bank  3,072 232
Prosperity Bancshares  12,760 780
Provident Bancorp (1) 17,600 179
Provident Financial Services  16,823 241
Renasant  10,652 325
S&T Bancorp  9,220 308
Sandy Spring Bancorp  11,930 291
Seacoast Banking  11,639 275
ServisFirst Bancshares  8,300 525
Simmons First National, Class A  17,010 299
Southside Bancshares  8,690 240
SouthState  8,826 675
Stock Yards Bancorp  7,181 357
Synovus Financial  23,084 928
Texas Capital Bancshares (1) 9,000 550
Tompkins Financial  4,323 211
Towne Bank  15,200 415
TriCo Bancshares  7,900 313
Triumph Financial (1) 1,465 120
TrustCo Bank  7,232 208
Trustmark  13,000 391
UMB Financial  7,312 610
United Bankshares  22,100 717
United Community Banks  16,196 412

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Univest Financial  13,342 305
Valley National Bancorp  45,300 316
Veritex Holdings  9,000 190
WaFd  5,368 153
Washington Trust Bancorp  5,962 163
Webster Financial  30,163 1,315
WesBanco  14,042 392
West BanCorp  13,222 237
Westamerica BanCorp  5,346 259
Western Alliance Bancorp  19,665 1,235
Western New England Bancorp  27,519 189
Wintrust Financial  6,938 684
WSFS Financial  8,550 402
Zions Bancorp  21,207 920
50,769
Capital Markets  3.7%
Affiliated Managers Group  3,700 578
Ares Management, Class A  26,109 3,480
Artisan Partners Asset Management, Class A  9,800 404
BGC Group, Class A  49,400 410
Blue Owl Capital  63,261 1,123
Carlyle Group  28,414 1,141
Cohen & Steers  3,200 232
Coinbase Global, Class A (1) 25,996 5,777
Donnelley Financial Solutions (1) 5,175 308
Evercore, Class A  5,494 1,145
Federated Hermes  14,500 477
Hamilton Lane, Class A  5,200 643
Houlihan Lokey  7,315 986
Interactive Brokers Group, Class A  13,466 1,651
Janus Henderson Group  19,423 655
Jefferies Financial Group  23,247 1,157
Lazard  20,500 783
LPL Financial Holdings  11,543 3,224
Moelis, Class A  6,390 363
Morningstar  4,590 1,358
Open Lending (1) 37,046 207
Piper Sandler  2,550 587
PJT Partners, Class A  4,800 518
Robinhood Markets, Class A (1) 72,354 1,643
SEI Investments  10,783 697
StepStone Group, Class A  10,977 504
Stifel Financial  12,729 1,071

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
StoneX Group (1) 6,721 506
TPG  8,900 369
Tradeweb Markets, Class A  18,878 2,001
Victory Capital Holdings, Class A  955 46
Virtu Financial, Class A  14,596 328
Virtus Investment Partners  2,122 479
WisdomTree  25,737 255
35,106
Consumer Finance  0.8%
Ally Financial  39,989 1,586
Bread Financial Holdings  6,900 308
Credit Acceptance (1) 900 463
Encore Capital Group (1) 5,000 209
Enova International (1) 3,339 208
EZCORP, Class A (1) 24,495 257
FirstCash Holdings  4,338 455
Green Dot, Class A (1) 13,100 124
Navient  20,000 291
Nelnet, Class A  510 51
NerdWallet, Class A (1) 10,979 160
OneMain Holdings  20,198 979
PRA Group (1) 6,206 122
PROG Holdings  8,935 310
SLM  40,500 842
SoFi Technologies (1)(2) 130,728 864
Upstart Holdings (1)(2) 10,000 236
7,465
Financial Services  3.3%
Affirm Holdings (1) 34,014 1,028
Apollo Global Management  63,407 7,486
AvidXchange Holdings (1) 21,900 264
Block (1) 78,099 5,037
Cannae Holdings  9,900 180
Corebridge Financial  43,072 1,254
Equitable Holdings  51,250 2,094
Essent Group  16,807 944
Euronet Worldwide (1) 6,189 641
EVERTEC  12,778 425
Federal Agricultural Mortgage, Class C  1,802 326
Flywire (1) 12,229 200
Hannon Armstrong Sustainable Infrastructure Capital (2) 16,476 488
Jackson Financial, Class A  7,779 578
Marqeta, Class A (1) 69,400 380

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGIC Investment  32,097 692
Mr Cooper Group (1) 8,885 722
NCR Atleos (1) 4,660 126
NMI Holdings, Class A (1) 5,811 198
Onity Group (1) 4,762 114
Payoneer Global (1) 85,916 476
PennyMac Financial Services  4,095 387
Radian Group  18,312 569
Remitly Global (1) 17,960 218
Rocket, Class A (1) 15,600 214
Shift4 Payments, Class A (1)(2) 8,730 640
Toast, Class A (1) 54,558 1,406
Voya Financial  17,448 1,241
Walker & Dunlop  5,000 491
Western Union  64,001 782
WEX (1) 5,189 919
30,520
Insurance  3.0%
Ambac Financial Group (1) 14,700 188
American Financial Group  8,910 1,096
Assured Guaranty  8,871 684
Axis Capital Holdings  15,073 1,065
Baldwin Insurance Group (1) 9,386 333
Brighthouse Financial (1) 9,300 403
CNA Financial  2,018 93
CNO Financial Group  18,700 518
eHealth (1) 9,700 44
Enstar Group (1) 2,200 673
Erie Indemnity, Class A  3,407 1,235
Fidelity National Financial  36,131 1,786
First American Financial  14,430 778
Genworth Financial (1) 79,292 479
Hanover Insurance Group  7,123 894
Hippo Holdings (1) 8,200 141
Horace Mann Educators  7,210 235
James River Group Holdings  19,500 151
Kemper  10,148 602
Kinsale Capital Group  3,151 1,214
Lemonade (1)(2) 10,100 167
Lincoln National  16,385 510
Markel Group (1) 1,725 2,718
MBIA  13,200 72
Mercury General  5,600 298

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Western Life Group, Class A  306 152
Old Republic International  32,787 1,013
Oscar Health, Class A (1) 25,468 403
Palomar Holdings (1) 6,096 495
Primerica  4,913 1,162
ProAssurance (1) 13,640 167
Reinsurance Group of America  7,820 1,605
RenaissanceRe Holdings  8,270 1,848
RLI  4,111 578
Root, Class A (1) 2,405 124
Ryan Specialty Holdings  14,659 849
Safety Insurance Group  3,486 262
Selective Insurance Group  8,670 813
Skyward Specialty Insurance Group (1) 5,928 214
Stewart Information Services  4,480 278
United Fire Group  8,838 190
Unum Group  18,900 966
White Mountains Insurance Group  308 560
28,056
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1)(2) 16,332 208
AGNC Investment, REIT (2) 80,709 770
Annaly Capital Management, REIT  68,230 1,300
Apollo Commercial Real Estate Finance, REIT  8,500 83
Arbor Realty Trust, REIT (2) 15,343 220
Ares Commercial Real Estate, REIT (2) 23,100 154
ARMOUR Residential REIT, REIT  4,100 79
Blackstone Mortgage Trust, Class A, REIT  16,827 293
BrightSpire Capital, REIT  31,500 180
Cherry Hill Mortgage Investment, REIT (2) 44,762 162
Chimera Investment, REIT  12,033 154
Claros Mortgage Trust  22,453 180
Ellington Financial, REIT (2) 14,005 169
Invesco Mortgage Capital, REIT (2) 9,260 87
Ladder Capital, REIT  27,500 310
MFA Financial, REIT  28,122 299
PennyMac Mortgage Investment Trust, REIT  21,600 297
Ready Capital, REIT  13,636 112
Redwood Trust, REIT  33,367 217
Rithm Capital, REIT  68,610 749
Starwood Property Trust, REIT  43,800 830
TPG RE Finance Trust, REIT  26,100 226

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Two Harbors Investment, REIT  13,200 174
7,253
Total Financials 159,169
HEALTH CARE  12.1%
Biotechnology  5.6%
4D Molecular Therapeutics (1) 5,689 119
89bio (1) 8,700 70
Aadi Bioscience (1) 6,779 10
ACADIA Pharmaceuticals (1) 20,210 328
Adamas Pharmaceuticals, CVR (1)(3) 26,000 3
Adamas Pharmaceuticals, CVR (1)(3) 26,000 —
ADMA Biologics (1) 30,593 342
Agenus (1) 8,170 137
Agios Pharmaceuticals (1) 10,100 436
Akero Therapeutics (1) 13,875 326
Aldeyra Therapeutics (1) 7,591 25
Alector (1) 13,300 60
Alkermes (1) 31,457 758
Alnylam Pharmaceuticals (1) 17,808 4,327
Amicus Therapeutics (1) 39,500 392
Anavex Life Sciences (1)(2) 13,100 55
Annovis Bio (1)(2) 4,800 28
Apellis Pharmaceuticals (1) 15,510 595
Apogee Therapeutics (1) 5,224 206
Arcellx (1) 4,643 256
Arcturus Therapeutics Holdings (1) 4,800 117
Arcus Biosciences (1) 9,900 151
Ardelyx (1) 29,400 218
Arrowhead Pharmaceuticals (1) 16,000 416
Atara Biotherapeutics (1) 1,364 12
Avid Bioservices (1) 12,400 89
Avidity Biosciences (1) 19,234 786
Beam Therapeutics (1)(2) 8,846 207
BioCryst Pharmaceuticals (1) 40,475 250
Biohaven (1) 12,164 422
BioMarin Pharmaceutical (1) 26,731 2,201
Biomea Fusion (1) 5,500 25
Blueprint Medicines (1) 10,500 1,132
Bridgebio Pharma (1) 17,205 436
C4 Therapeutics (1)(2) 12,400 57
Cabaletta Bio (1) 7,400 55
CareDx (1) 14,500 225
Cargo Therapeutics (1) 5,973 98

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalyst Pharmaceuticals (1) 14,000 217
Celldex Therapeutics (1) 11,125 412
CEL-SCI (1)(2) 26,800 31
Cerevel Therapeutics Holdings (1) 12,824 524
CG oncology (1) 4,156 131
Cogent Biosciences (1) 11,400 96
Corbus Pharmaceuticals Holdings (1) 3,672 166
Crinetics Pharmaceuticals (1) 12,342 553
CRISPR Therapeutics (1)(2) 10,118 546
Cullinan Therapeutics (1) 8,484 148
Curis (1)(2) 3,675 25
Cytokinetics (1) 15,257 827
Day One Biopharmaceuticals (1) 17,862 246
Denali Therapeutics (1) 20,345 472
Disc Medicine (1) 3,324 150
Dynavax Technologies (1) 22,800 256
Dyne Therapeutics (1) 13,048 460
Editas Medicine (1) 12,600 59
Emergent BioSolutions (1) 7,800 53
Entrada Therapeutics (1) 8,620 123
Exact Sciences (1) 25,081 1,060
Exelixis (1) 46,490 1,045
FibroGen (1)(2) 52,400 47
G1 Therapeutics (1)(2) 17,755 40
Generation Bio (1) 39,365 111
Geron (1) 59,300 251
GRAIL (1) 3,487 54
Gritstone bio (1) 26,900 17
Halozyme Therapeutics (1) 18,562 972
Ideaya Biosciences (1) 11,722 412
IGM Biosciences (1)(2) 12,085 83
Immunome (1) 13,779 167
Immunovant (1)(2) 10,513 278
Insmed (1) 25,421 1,703
Intellia Therapeutics (1) 14,567 326
Ionis Pharmaceuticals (1) 24,749 1,180
Iovance Biotherapeutics (1) 38,034 305
Ironwood Pharmaceuticals (1) 17,120 112
Janux Therapeutics (1) 4,474 187
KalVista Pharmaceuticals (1)(2) 13,200 155
Karyopharm Therapeutics (1) 26,700 23
Keros Therapeutics (1) 4,300 197
Krystal Biotech (1) 3,966 728

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics (1) 10,400 310
Kyverna Therapeutics (1) 3,777 28
Lexicon Pharmaceuticals (1) 40,600 68
Lineage Cell Therapeutics (1)(2) 119,700 119
Lyell Immunopharma (1)(2) 67,158 97
Madrigal Pharmaceuticals (1)(2) 2,677 750
MannKind (1) 46,400 242
Mersana Therapeutics (1) 18,800 38
Mirum Pharmaceuticals (1) 5,350 183
Monte Rosa Therapeutics (1) 12,945 48
Morphic Holding (1) 8,613 293
Mural Oncology (1) 9,695 30
Myriad Genetics (1) 14,280 349
Natera (1) 15,400 1,668
Neurocrine Biosciences (1) 15,102 2,079
Novavax (1) 3,957 50
Nurix Therapeutics (1) 11,800 246
Nuvalent, Class A (1) 5,355 406
Olema Pharmaceuticals (1) 9,400 102
PMV Pharmaceuticals (1) 33,600 54
Praxis Precision Medicines (1) 3,147 130
Precigen (1)(2) 70,000 111
Protagonist Therapeutics (1) 8,000 277
Prothena (1) 9,118 188
PTC Therapeutics (1) 11,200 343
Recursion Pharmaceuticals, Class A (1)(2) 22,400 168
REGENXBIO (1) 6,421 75
Relay Therapeutics (1) 26,057 170
Replimune Group (1) 23,934 215
REVOLUTION Medicines (1) 22,487 873
Rhythm Pharmaceuticals (1) 7,300 300
Rigel Pharmaceuticals (1) 6,350 52
Rocket Pharmaceuticals (1) 14,196 306
Roivant Sciences (1) 61,003 645
Sage Therapeutics (1) 9,969 108
Sana Biotechnology (1)(2) 22,300 122
Sangamo Therapeutics (1) 144,100 52
Sarepta Therapeutics (1) 12,416 1,962
Scholar Rock Holding (1)(2) 20,334 169
Shattuck Labs (1)(2) 19,300 75
Soleno Therapeutics (1) 5,287 216
SpringWorks Therapeutics (1) 12,008 452
Spyre Therapeutics (1) 5,912 139

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Summit Therapeutics (1) 23,388 182
Syndax Pharmaceuticals (1) 9,600 197
Syros Pharmaceuticals (1) 22,550 116
Tenaya Therapeutics (1) 46,502 144
TG Therapeutics (1) 20,100 358
Travere Therapeutics (1) 10,200 84
Twist Bioscience (1) 6,813 336
Ultragenyx Pharmaceutical (1) 14,007 576
United Therapeutics (1) 6,500 2,071
Vaxcyte (1) 15,288 1,154
Vera Therapeutics (1) 9,827 356
Veracyte (1) 8,500 184
Vericel (1) 5,805 266
Verve Therapeutics (1) 6,600 32
Viking Therapeutics (1) 14,900 790
Vir Biotechnology (1) 15,400 137
Viridian Therapeutics (1) 7,900 103
Voyager Therapeutics (1) 8,900 70
Xencor (1) 13,824 262
XOMA (1) 6,534 155
Zentalis Pharmaceuticals (1) 11,476 47
52,246
Health Care Equipment & Supplies  1.9%
Artivion (1) 11,550 296
AtriCure (1) 9,700 221
Avanos Medical (1) 9,042 180
Axonics (1) 6,400 430
Butterfly Network (1) 83,400 70
Cerus (1)(2) 58,800 104
ClearPoint Neuro (1) 17,700 95
CONMED  4,950 343
DENTSPLY SIRONA  34,860 868
Embecta  9,800 123
Enovis (1) 8,690 393
Envista Holdings (1) 23,543 392
Glaukos (1) 7,500 888
Globus Medical, Class A (1) 16,900 1,157
Haemonetics (1) 6,800 563
ICU Medical (1) 2,000 238
Inari Medical (1) 7,972 384
Inogen (1) 17,500 142
Inspire Medical Systems (1) 4,500 602
Integer Holdings (1) 3,850 446

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Integra LifeSciences Holdings (1) 9,900 289
iRhythm Technologies (1) 4,836 521
Lantheus Holdings (1) 11,520 925
LeMaitre Vascular  2,834 233
LivaNova (1) 6,500 356
Masimo (1) 6,300 793
Merit Medical Systems (1) 9,100 782
Neogen (1) 32,132 502
Nevro (1) 7,746 65
Novocure (1) 16,528 283
Omnicell (1) 7,612 206
OraSure Technologies (1) 20,282 86
Orchestra BioMed Holdings (1) 7,551 62
Orthofix Medical (1) 11,780 156
Outset Medical (1)(2) 30,300 117
Penumbra (1) 6,285 1,131
PROCEPT BioRobotics (1) 6,153 376
Pulmonx (1) 11,500 73
QuidelOrtho (1) 6,900 229
Silk Road Medical (1) 10,000 270
STAAR Surgical (1) 7,700 367
Tactile Systems Technology (1) 7,950 95
Tandem Diabetes Care (1) 11,300 455
TransMedics Group (1) 4,600 693
UFP Technologies (1) 1,001 264
Zimvie (1) 7,400 135
17,399
Health Care Providers & Services  1.8%
Acadia Healthcare (1) 12,048 814
AdaptHealth (1) 11,800 118
Addus HomeCare (1) 2,305 268
agilon health (1)(2) 28,824 188
Alignment Healthcare (1) 20,500 160
Amedisys (1) 3,695 339
AMN Healthcare Services (1) 6,505 333
Astrana Health (1) 7,600 308
Aveanna Healthcare Holdings (1) 61,400 169
BrightSpring Health Services (1) 12,891 146
Brookdale Senior Living (1) 24,407 167
CareMax (1) 1,034 3
Castle Biosciences (1) 4,600 100
Chemed  2,063 1,119
Community Health Systems (1) 24,200 81

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CorVel (1) 2,150 547
Cross Country Healthcare (1) 6,800 94
DocGo (1)(2) 24,500 76
Encompass Health  13,400 1,150
Enhabit (1) 11,500 103
Ensign Group  8,144 1,007
Guardant Health (1) 16,600 479
HealthEquity (1) 12,700 1,095
Hims & Hers Health (1) 18,977 383
LifeStance Health Group (1) 11,800 58
ModivCare (1) 5,300 139
National HealthCare  1,905 206
National Research  8,572 197
NeoGenomics (1) 18,155 252
OPKO Health (1)(2) 101,686 127
Option Care Health (1) 22,835 632
Owens & Minor (1) 12,100 163
Patterson  11,719 283
Pediatrix Medical Group (1) 17,700 134
Pennant Group (1) 10,850 252
Premier, Class A  13,480 252
Privia Health Group (1) 12,700 221
Progyny (1) 11,600 332
R1 RCM (1) 22,100 278
RadNet (1) 8,652 510
Select Medical Holdings  23,479 823
Surgery Partners (1) 10,700 255
Tenet Healthcare (1) 16,488 2,193
16,554
Health Care Technology  0.6%
CareCloud (1) 23,700 46
Certara (1) 13,900 193
Doximity, Class A (1) 15,002 420
Evolent Health, Class A (1) 14,300 273
Health Catalyst (1) 16,500 105
HealthStream  9,300 259
Multiplan (1) 62,700 24
Phreesia (1) 10,300 218
Schrodinger (1) 8,800 170
Sharecare (1) 87,200 118
Teladoc Health (1) 20,962 205
Veeva Systems, Class A (1) 20,477 3,748
5,779

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  1.0%
10X Genomics, Class A (1) 18,921 368
Avantor (1) 98,635 2,091
Azenta (1) 6,334 333
BioLife Solutions (1) 5,100 109
Bruker  11,755 750
Fortrea Holdings (1) 10,900 254
Illumina (1) 20,920 2,184
Medpace Holdings (1) 3,416 1,407
Mesa Laboratories  1,400 122
Omniab, Earn Out Shares $12.50 (1) 525 —
Omniab, Earn Out Shares $15.00 (1) 525 —
Pacific Biosciences of California (1)(2) 65,366 90
Personalis (1)(2) 37,100 43
Quanterix (1) 7,200 95
Quantum-Si (1)(2) 30,000 32
Repligen (1) 9,306 1,173
Sotera Health (1) 12,200 145
9,196
Pharmaceuticals  1.2%
Aclaris Therapeutics (1) 42,500 47
Alto Neuroscience (1) 5,346 57
Amphastar Pharmaceuticals (1) 5,290 212
Amylyx Pharmaceuticals (1) 15,900 30
Arvinas (1) 13,120 349
Atea Pharmaceuticals (1) 44,100 146
Axsome Therapeutics (1) 5,400 435
Cassava Sciences (1)(2) 6,600 82
Collegium Pharmaceutical (1) 9,900 319
Corcept Therapeutics (1) 8,743 284
Elanco Animal Health (1) 80,973 1,168
Evolus (1) 15,500 168
EyePoint Pharmaceuticals (1)(2) 16,926 147
Harmony Biosciences Holdings (1) 5,000 151
Harrow (1)(2) 7,600 159
Innoviva (1) 17,400 285
Intra-Cellular Therapies (1) 13,192 904
Jazz Pharmaceuticals (1) 7,500 800
Ligand Pharmaceuticals (1) 2,686 226
Longboard Pharmaceuticals (1) 8,400 227
Nuvation Bio (1) 69,100 202
Ocular Therapeutix (1)(2) 37,180 254
Organon  28,787 596

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacira BioSciences (1) 10,400 298
Perrigo  18,403 473
Phibro Animal Health, Class A  9,514 160
Pliant Therapeutics (1)(2) 22,518 242
Prestige Consumer Healthcare (1) 8,571 590
Revance Therapeutics (1) 21,100 54
Royalty Pharma, Class A  50,812 1,340
Scilex Holding (1)(2) 10,602 19
Supernus Pharmaceuticals (1) 7,900 211
Tarsus Pharmaceuticals (1) 5,359 146
Terns Pharmaceuticals (1) 8,300 57
Ventyx Biosciences (1) 18,402 43
WaVe Life Sciences (1) 28,911 144
Xeris Biopharma Holdings (1)(2) 3,653 8
Xeris Biopharma Holdings, CVR (1)(3) 36,100 —
11,033
Total Health Care 112,207
INDUSTRIALS & BUSINESS SERVICES  17.7%
Aerospace & Defense  1.3%
AAR (1) 2,355 171
AeroVironment (1) 3,900 711
Archer Aviation, Class A (1)(2) 25,500 90
BWX Technologies  13,037 1,239
Cadre Holdings  5,305 178
Curtiss-Wright  5,776 1,565
HEICO  4,695 1,050
HEICO, Class A  10,278 1,825
Hexcel  10,100 631
Kratos Defense & Security Solutions (1) 15,494 310
Leonardo DRS (1) 15,751 402
Loar Holdings (1) 4,026 215
Mercury Systems (1) 7,900 213
Moog, Class A  3,468 580
National Presto Industries  2,413 181
Park Aerospace  17,700 242
Rocket Lab USA (1) 35,000 168
Spirit AeroSystems Holdings, Class A (1) 23,846 784
Triumph Group (1) 20,200 311
V2X (1) 2,879 138
Woodward  8,908 1,553
12,557

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.2%
Air Transport Services Group (1) 12,200 169
Forward Air (2) 6,300 120
GXO Logistics (1) 16,666 842
Hub Group, Class A  10,600 456
1,587
Building Products  2.1%
AAON  9,135 797
Advanced Drainage Systems  10,200 1,636
Alpha Pro Tech (1) 16,000 88
Apogee Enterprises  3,752 236
Armstrong World Industries  8,171 925
AZEK (1) 23,711 999
AZZ  4,929 381
Carlisle  6,392 2,590
CSW Industrials  2,400 637
Fortune Brands Innovations  16,665 1,082
Gibraltar Industries (1) 6,800 466
Griffon  5,800 370
Hayward Holdings (1) 15,800 194
JELD-WEN Holding (1) 14,000 189
Lennox International  4,403 2,355
Masterbrand (1) 17,900 263
Owens Corning  12,840 2,231
Resideo Technologies (1) 22,644 443
Simpson Manufacturing  5,600 944
Trex (1) 15,800 1,171
UFP Industries  9,575 1,072
Zurn Elkay Water Solutions  19,800 582
19,651
Commercial Services & Supplies  1.5%
ABM Industries  11,150 564
ACCO Brands  30,789 145
ACV Auctions, Class A (1) 19,300 352
Brady, Class A  9,500 627
Brink's  6,749 691
Casella Waste Systems, Class A (1) 9,203 913
Cimpress (1) 3,500 307
Clean Harbors (1) 7,000 1,583
CoreCivic (1) 24,596 319
Ennis  13,291 291
Enviri (1) 19,160 165

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GEO Group (1) 27,395 394
HNI  9,310 419
Interface  14,400 211
MillerKnoll  9,500 252
Montrose Environmental Group (1) 5,100 227
MSA Safety  5,300 995
OPENLANE (1) 20,400 339
Pitney Bowes  63,200 321
Quad/Graphics  25,000 136
RB Global  24,921 1,903
Stericycle (1) 14,300 831
Tetra Tech  7,150 1,462
UniFirst  1,501 258
Vestis  16,450 201
Viad (1) 7,325 249
14,155
Construction & Engineering  1.6%
AECOM  18,059 1,592
Ameresco, Class A (1)(2) 6,400 184
API Group (1) 39,930 1,503
Arcosa  6,887 574
Comfort Systems USA  5,398 1,642
Construction Partners, Class A (1) 7,161 395
Dycom Industries (1) 4,123 696
EMCOR Group  5,791 2,114
Fluor (1) 20,198 880
Granite Construction  7,114 441
MasTec (1) 8,950 957
Matrix Service (1) 17,911 178
MDU Resources Group  26,791 672
MYR Group (1) 2,200 299
Primoris Services  9,001 449
Sterling Infrastructure (1) 4,386 519
Valmont Industries  3,400 933
WillScot Mobile Mini Holdings (1) 33,237 1,251
15,279
Electrical Equipment  1.6%
Acuity Brands  4,600 1,111
American Superconductor (1) 16,911 396
Array Technologies (1) 21,100 216
Atkore  6,214 838
Blink Charging (1)(2) 26,100 71
Bloom Energy, Class A (1)(2) 28,400 348

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Encore Wire  2,500 725
Energy Vault Holdings (1)(2) 23,500 22
EnerSys  4,800 497
Enovix (1)(2) 19,000 294
Fluence Energy (1)(2) 5,900 102
FTC Solar (1) 68,100 24
FuelCell Energy (1)(2) 122,800 78
GrafTech International  50,500 49
LSI Industries  14,693 213
NEXTracker, Class A (1) 13,555 635
nVent Electric  24,500 1,877
Plug Power (1)(2) 76,500 178
Regal Rexnord  8,547 1,156
Sensata Technologies Holding  21,500 804
SES AI (1)(2) 37,900 47
Shoals Technologies Group, Class A (1) 24,846 155
Stem (1) 36,500 41
SunPower (1)(2) 20,700 61
Sunrun (1)(2) 30,205 358
Thermon Group Holdings (1) 4,900 151
Vertiv Holdings, Class A  51,595 4,467
Vicor (1) 4,000 133
15,047
Ground Transportation  1.0%
ArcBest  3,500 375
Avis Budget Group  2,951 308
Covenant Logistics Group  4,012 198
Heartland Express  17,323 214
Hertz Global Holdings (1)(2) 21,884 77
Knight-Swift Transportation Holdings  23,292 1,163
Landstar System  5,200 959
Lyft, Class A (1) 44,400 626
Marten Transport  8,800 162
RXO (1) 15,500 405
Ryder System  5,075 629
Saia (1) 4,368 2,072
U-Haul Holding  12,600 756
Werner Enterprises (2) 7,353 264
XPO (1) 15,500 1,645
9,853
Machinery  3.3%
3D Systems (1) 31,850 98
AGCO  8,650 847

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alamo Group  2,700 467
Albany International, Class A  5,803 490
Allison Transmission Holdings  10,330 784
Astec Industries  4,900 145
Atmus Filtration Technologies (1) 12,035 346
Barnes Group  7,600 315
Blue Bird (1) 3,295 177
Chart Industries (1)(2) 5,751 830
CNH Industrial  125,309 1,269
Commercial Vehicle Group (1) 22,400 110
Crane  6,841 992
Desktop Metal, Class A (1)(2) 11,480 47
Donaldson  13,905 995
Douglas Dynamics  8,300 194
Enerpac Tool Group  13,629 520
Enpro  2,753 401
Esab  10,742 1,014
ESCO Technologies  3,070 322
Federal Signal  9,000 753
Flowserve  15,281 735
Franklin Electric  4,500 433
Gates Industrial (1) 12,098 191
Graco  22,454 1,780
Greenbrier  6,800 337
Helios Technologies  6,000 287
Hillenbrand  9,461 379
Hillman Solutions (1) 12,851 114
Hurco  8,500 130
Hyster-Yale  3,300 230
ITT  10,395 1,343
John Bean Technologies  5,472 520
Kadant  2,038 599
Kennametal  7,000 165
Lincoln Electric Holdings  7,827 1,476
Middleby (1) 8,778 1,076
Mueller Industries  14,800 843
Mueller Water Products, Class A  37,943 680
NN (1) 39,671 119
Oshkosh  7,600 822
Park-Ohio Holdings  6,209 161
Proto Labs (1) 6,299 195
RBC Bearings (1) 4,575 1,234
REV Group  2,031 51

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shyft Group  8,300 98
SPX Technologies (1) 6,305 896
Standex International  857 138
Symbotic (1)(2) 3,200 113
Tennant  3,100 305
Terex  10,200 559
Timken  11,750 942
Titan International (1) 14,250 106
Toro  17,672 1,653
Trinity Industries  9,658 289
Wabash National  11,400 249
Watts Water Technologies, Class A  3,943 723
31,087
Marine Transportation  0.2%
Kirby (1) 7,465 894
Matson  6,250 818
1,712
Passenger Airlines  0.2%
Alaska Air Group (1) 13,863 560
Allegiant Travel  2,500 126
Frontier Group Holdings (1)(2) 14,400 71
JetBlue Airways (1) 37,100 226
Joby Aviation (1)(2) 51,000 260
SkyWest (1) 6,130 503
Spirit Airlines  16,900 62
Sun Country Airlines Holdings (1) 8,200 103
1,911
Professional Services  2.6%
Alight, Class A (1) 47,800 353
Asure Software (1) 11,441 96
Booz Allen Hamilton Holding  17,732 2,729
CACI International, Class A (1) 2,900 1,247
CBIZ (1) 8,377 621
Clarivate (1)(2) 54,240 309
Concentrix  6,200 392
Conduent (1) 36,040 117
CRA International  2,173 374
CSG Systems International  3,020 124
Dun & Bradstreet Holdings  32,362 300
ExlService Holdings (1) 27,000 847
Exponent  8,100 770
FTI Consulting (1) 5,869 1,265

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genpact  20,538 661
Huron Consulting Group (1) 3,160 311
ICF International  2,305 342
Innodata (1) 8,400 125
Insperity  4,900 447
KBR  17,976 1,153
Kforce  3,228 201
Korn Ferry  7,441 500
Legalzoom.com (1) 14,700 123
ManpowerGroup  7,142 498
Mastech Digital (1) 14,882 112
Maximus  7,138 612
Parsons (1) 2,909 238
Paycor HCM (1) 6,700 85
Paylocity Holding (1) 6,551 864
Robert Half  11,844 758
Science Applications International  7,755 912
SS&C Technologies Holdings  35,011 2,194
TaskUS, Class A (1)(2) 5,600 74
TransUnion  30,798 2,284
TriNet Group  4,200 420
TrueBlue (1) 10,600 109
TTEC Holdings  4,990 29
Upwork (1) 24,625 265
Verra Mobility (1) 34,582 941
Willdan Group (1) 8,700 251
24,053
Trading Companies & Distributors  2.1%
Air Lease  14,425 686
Applied Industrial Technologies  5,444 1,056
Beacon Roofing Supply (1) 9,025 817
BlueLinx Holdings (1) 2,100 196
Boise Cascade  4,800 572
Core & Main, Class A (1) 27,914 1,366
Distribution Solutions Group (1) 408 12
DNOW (1) 6,000 82
Ferguson  28,373 5,494
FTAI Aviation  14,828 1,531
GATX  5,450 721
GMS (1) 6,185 499
H&E Equipment Services  4,526 200
Herc Holdings  3,855 514
McGrath RentCorp  4,300 458

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MRC Global (1) 20,600 266
MSC Industrial Direct, Class A  4,948 392
Rush Enterprises, Class A  7,516 315
SiteOne Landscape Supply (1) 7,626 926
Titan Machinery (1) 6,900 110
Watsco  4,451 2,062
WESCO International  5,858 929
Willis Lease Finance  3,600 249
Xometry, Class A (1)(2) 8,300 96
19,549
Total Industrials & Business Services 166,441
INFORMATION TECHNOLOGY  17.5%
Communications Equipment  0.4%
Calix (1) 9,200 326
Ciena (1) 24,539 1,182
Clearfield (1)(2) 3,765 145
CommScope Holding (1) 39,600 49
Comtech Telecommunications (1) 9,943 30
Digi International (1) 5,148 118
Extreme Networks (1) 15,246 205
Harmonic (1) 16,900 199
Infinera (1) 37,300 227
KVH Industries (1) 37,763 176
Lumentum Holdings (1) 7,454 380
NETGEAR (1) 4,204 64
NetScout Systems (1) 10,900 199
Ribbon Communications (1) 28,496 94
Ubiquiti  752 109
Viasat (1) 13,200 168
Viavi Solutions (1) 35,800 246
3,917
Electronic Equipment, Instruments & Components  2.1%
Advanced Energy Industries  5,750 625
Arlo Technologies (1) 21,152 276
Arrow Electronics (1) 6,456 780
Avnet  11,150 574
Badger Meter  4,400 820
Belden  8,226 772
Benchmark Electronics  6,799 268
Cognex  26,993 1,262
Coherent (1) 18,823 1,364
Crane NXT  6,841 420

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CTS  7,158 362
ePlus (1) 3,279 242
Fabrinet (1) 5,700 1,395
FARO Technologies (1) 5,900 94
Insight Enterprises (1) 3,663 727
IPG Photonics (1) 4,400 371
Itron (1) 6,200 614
Kimball Electronics (1) 10,770 237
Knowles (1) 20,700 357
Lightwave Logic (1)(2) 21,200 63
Littelfuse  4,139 1,058
Luna Innovations (1) 17,915 57
Methode Electronics  7,250 75
MicroVision (1)(2) 42,600 45
Mirion Technologies (1) 22,000 236
Novanta (1) 5,451 889
OSI Systems (1) 1,938 267
PAR Technology (1) 6,843 322
PC Connection  4,800 308
Plexus (1) 4,260 440
Rogers (1) 2,650 320
Sanmina (1) 9,900 656
ScanSource (1) 8,500 377
TD SYNNEX  11,028 1,273
TTM Technologies (1) 2,780 54
Vishay Intertechnology  10,620 237
Vishay Precision Group (1) 7,422 226
Vontier  22,000 840
19,303
IT Services  2.0%
ASGN (1) 8,601 758
BigCommerce Holdings, Series 1 (1)(2) 11,685 94
Cloudflare, Class A (1) 41,516 3,439
DigitalOcean Holdings (1)(2) 6,954 242
DXC Technology (1) 26,961 515
Fastly, Class A (1)(2) 15,400 113
Grid Dynamics Holdings (1) 9,400 99
Hackett Group  9,473 206
Kyndryl Holdings (1) 30,300 797
MongoDB (1) 10,644 2,661
Okta (1) 21,574 2,019
Perficient (1) 5,700 426
Snowflake, Class A (1) 45,905 6,201

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Squarespace, Class A (1) 5,700 249
Twilio, Class A (1) 24,000 1,363
Unisys (1) 9,852 41
19,223
Semiconductors & Semiconductor Equipment  3.2%
ACM Research, Class A (1) 6,642 153
Aehr Test Systems (1) 3,400 38
Allegro MicroSystems (1) 7,929 224
Alpha & Omega Semiconductor (1) 5,600 209
Ambarella (1) 3,700 200
Amkor Technology  12,520 501
Astera Labs (1) 3,587 217
Atomera (1) 10,100 39
Axcelis Technologies (1) 4,718 671
Cirrus Logic (1) 7,440 950
Cohu (1) 10,300 341
Credo Technology Group Holding (1) 14,400 460
Diodes (1) 7,298 525
Entegris  23,409 3,170
FormFactor (1) 13,200 799
Impinj (1) 3,600 564
Kopin (1) 69,500 58
Kulicke & Soffa Industries  9,600 472
Lattice Semiconductor (1) 22,250 1,290
MACOM Technology Solutions Holdings (1) 9,105 1,015
Marvell Technology  122,363 8,553
MaxLinear (1) 11,870 239
MKS Instruments  11,069 1,445
NVE  3,600 269
Onto Innovation (1) 7,300 1,603
Photronics (1) 10,888 269
Pixelworks (1) 62,300 61
Power Integrations  8,711 611
Rambus (1) 16,255 955
Semtech (1) 12,300 368
Silicon Laboratories (1) 3,535 391
SiTime (1) 2,303 286
SMART Global Holdings (1) 9,470 217
SolarEdge Technologies (1) 7,954 201
Synaptics (1) 6,082 536
Ultra Clean Holdings (1) 2,195 108
Universal Display  5,339 1,123
Veeco Instruments (1) 3,060 143

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolfspeed (1)(2) 19,826 451
29,725
Software  8.9%
8x8 (1) 43,100 96
A10 Networks  24,572 340
ACI Worldwide (1) 16,282 645
Adeia  22,764 255
Agilysys (1) 4,295 447
Alarm.com Holdings (1) 7,850 499
Altair Engineering, Class A (1) 5,745 563
Appfolio, Class A (1) 3,184 779
AppLovin, Class A (1) 27,432 2,283
Asana, Class A (1)(2) 9,198 129
Aspen Technology (1) 4,210 836
Atlassian, Class A (1) 23,047 4,076
Aurora Innovation (1)(2) 158,170 438
Bentley Systems, Class B  30,040 1,483
BILL Holdings (1) 16,183 851
Blackbaud (1) 6,600 503
BlackLine (1) 6,082 295
Box, Class A (1) 22,341 591
Braze, Class A (1) 10,626 413
C3.ai, Class A (1)(2) 12,300 356
CCC Intelligent Solutions Holdings (1) 42,494 472
Cerence (1) 9,888 28
Cleanspark (1) 27,100 432
Clearwater Analytics Holdings, Class A (1) 21,318 395
CommVault Systems (1) 5,300 644
Confluent, Class A (1) 38,196 1,128
Consensus Cloud Solutions (1) 7,067 121
Datadog, Class A (1) 44,977 5,833
Digimarc (1)(2) 4,000 124
DocuSign (1) 32,631 1,746
Dolby Laboratories, Class A  7,340 581
Domo, Class B (1) 7,700 59
DoubleVerify Holdings (1) 22,525 438
Dropbox, Class A (1) 29,878 671
Dynatrace (1) 37,885 1,695
Elastic (1) 11,000 1,253
Envestnet (1) 10,067 630
Five9 (1) 9,410 415
Freshworks, Class A (1) 22,858 290
Gitlab, Class A (1) 11,700 582

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Guidewire Software (1) 12,166 1,678
HashiCorp, Class A (1) 18,053 608
HubSpot (1) 7,600 4,482
Informatica, Class A (1) 7,837 242
Intapp (1) 4,800 176
Intellicheck (1) 19,500 67
InterDigital (2) 3,460 403
Jamf Holding (1) 10,900 180
LivePerson (1) 79,453 46
LiveRamp Holdings (1) 2,190 68
Manhattan Associates (1) 9,140 2,255
Marathon Digital Holdings (1) 29,328 582
Matterport (1) 4,225 19
MicroStrategy, Class A (1)(2) 2,238 3,083
Mitek Systems (1) 18,497 207
N-able (1) 20,350 310
nCino (1) 10,223 321
NCR Voyix (1) 15,367 190
Nutanix, Class A (1) 38,327 2,179
Olo, Class A (1) 18,700 83
ON24 (1) 27,500 165
OneSpan (1) 11,000 141
PagerDuty (1) 21,124 484
Palantir Technologies, Class A (1) 277,338 7,025
Pegasystems  5,500 333
PowerSchool Holdings, Class A (1) 12,386 277
Procore Technologies (1) 15,105 1,002
Progress Software  8,700 472
PROS Holdings (1) 9,200 264
Q2 Holdings (1) 9,800 591
Qualys (1) 4,500 642
Rapid7 (1) 8,404 363
RingCentral, Class A (1) 10,600 299
Riot Platforms (1)(2) 30,300 277
Samsara, Class A (1) 33,401 1,126
SentinelOne, Class A (1) 31,608 665
Smartsheet, Class A (1) 19,436 857
SolarWinds  18,150 219
Sprinklr, Class A (1) 11,000 106
Sprout Social, Class A (1) 7,300 260
SPS Commerce (1) 4,294 808
Telos (1) 27,006 109
Tenable Holdings (1) 15,964 696

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teradata (1) 11,751 406
UiPath, Class A (1) 55,411 703
Unity Software (1) 31,640 514
Upland Software (1) 20,100 50
Varonis Systems (1) 13,300 638
Verint Systems (1) 13,400 431
Veritone (1) 28,200 64
Vertex, Class A (1) 8,730 315
Workday, Class A (1) 30,022 6,712
Workiva (1) 7,547 551
Xperi (1) 16,485 135
Yext (1)(2) 20,000 107
Zeta Global Holdings, Class A (1) 28,068 495
Zoom Video Communications, Class A (1) 34,911 2,066
Zscaler (1) 13,204 2,538
Zuora, Class A (1) 29,600 294
83,794
Technology Hardware, Storage & Peripherals  0.9%
Dell Technologies, Class C  37,884 5,224
Eastman Kodak (1) 19,000 102
Immersion  20,635 194
Intevac (1) 30,000 116
IonQ (1)(2) 23,100 162
Pure Storage, Class A (1) 43,571 2,798
Turtle Beach (1) 10,100 145
Xerox Holdings  13,400 156
8,897
Total Information Technology 164,859
MATERIALS  4.9%
Chemicals  1.6%
American Vanguard  21,166 182
Arcadium Lithium (1) 116,025 390
Ashland  6,100 576
Aspen Aerogels (1) 1,521 36
Avient  14,230 621
Axalta Coating Systems (1) 28,767 983
Balchem  5,300 816
Cabot  8,250 758
Chemours  22,400 506
Ecovyst (1) 26,100 234
Element Solutions  31,558 856
Ginkgo Bioworks Holdings (1)(2) 205,600 69

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HB Fuller  10,107 778
Huntsman  30,797 701
Ingevity (1) 7,700 337
Innospec  4,700 581
Minerals Technologies  3,010 250
NewMarket  680 351
Olin  17,130 808
PureCycle Technologies (1)(2) 23,200 137
Quaker Chemical  2,500 424
RPM International  20,391 2,196
Scotts Miracle-Gro  9,554 622
Sensient Technologies  3,980 295
Stepan  3,100 260
Tronox Holdings  17,600 276
Westlake  4,442 643
14,686
Construction Materials  1.0%
CRH  100,437 7,531
Eagle Materials  4,482 974
Knife River (1) 6,697 470
Summit Materials, Class A (1) 23,247 851
9,826
Containers & Packaging  0.7%
AptarGroup  8,170 1,150
Berry Global Group  15,400 906
Crown Holdings  17,820 1,326
Graphic Packaging Holding  39,730 1,041
Greif, Class A  5,200 299
Myers Industries  11,416 153
O-I Glass (1) 27,600 307
Sealed Air  15,632 544
Silgan Holdings  8,240 349
Sonoco Products  10,947 555
TriMas  12,000 307
6,937
Metals & Mining  1.5%
Alcoa  29,106 1,158
Alpha Metallurgical Resources  1,676 470
Ampco-Pittsburgh (1)(2) 21,600 17
Arch Resources  2,400 365
ATI (1) 18,382 1,019
Carpenter Technology  7,900 866

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Century Aluminum (1) 7,258 122
Cleveland-Cliffs (1) 70,280 1,082
Coeur Mining (1) 73,000 410
Commercial Metals  14,100 775
Compass Minerals International (2) 4,600 48
Gold Resource (1) 84,700 32
Haynes International  2,988 175
Hecla Mining  85,000 412
Ivanhoe Electric (1) 21,440 201
Kaiser Aluminum  1,236 109
Materion  2,600 281
Metallus (1) 10,000 203
MP Materials (1)(2) 25,776 328
Olympic Steel  2,610 117
Piedmont Lithium (1)(2) 4,300 43
Radius Recycling  4,448 68
Reliance  9,052 2,585
Royal Gold  9,979 1,249
Ryerson Holding  5,500 107
United States Steel  29,700 1,123
Warrior Met Coal  9,646 605
Worthington Steel  4,479 149
14,119
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,988 96
Louisiana-Pacific  11,726 966
Sylvamo  4,400 302
1,364
Total Materials 46,932
REAL ESTATE  5.5%
Diversified Real Estate Investment Trusts  0.4%
Broadstone Net Lease, REIT  26,596 422
Empire State Realty Trust, Class A, REIT  40,800 383
Essential Properties Realty Trust, REIT  19,300 535
Gladstone Commercial, REIT  12,182 174
Global Net Lease, REIT  29,521 217
WP Carey, REIT  30,015 1,652
3,383
Health Care Real Estate Investment Trusts  0.5%
CareTrust REIT, REIT  15,976 401
Community Healthcare Trust, REIT  9,000 210
Diversified Healthcare Trust, REIT  31,089 95

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Healthcare Realty Trust, REIT  65,265 1,076
LTC Properties, REIT  2,950 102
Medical Properties Trust, REIT  89,722 387
National Health Investors, REIT  5,820 394
Omega Healthcare Investors, REIT  30,406 1,041
Sabra Health Care REIT, REIT  20,669 318
Universal Health Realty Income Trust, REIT  6,850 268
4,292
Hotel & Resort Real Estate Investment Trusts  0.4%
Apple Hospitality REIT, REIT  39,240 570
DiamondRock Hospitality, REIT  30,600 259
Park Hotels & Resorts, REIT  23,648 354
Pebblebrook Hotel Trust, REIT  29,353 404
RLJ Lodging Trust, REIT  32,700 315
Ryman Hospitality Properties, REIT  6,715 671
Service Properties Trust, REIT  19,400 100
Summit Hotel Properties, REIT  30,400 182
Sunstone Hotel Investors, REIT  16,394 171
Xenia Hotels & Resorts, REIT  25,900 371
3,397
Industrial Real Estate Investment Trusts  0.8%
Americold Realty Trust, REIT  32,723 836
EastGroup Properties, REIT  7,337 1,248
First Industrial Realty Trust, REIT  16,852 801
Innovative Industrial Properties, REIT  5,000 546
LXP Industrial Trust, REIT  37,929 346
Rexford Industrial Realty, REIT  34,744 1,549
STAG Industrial, REIT  26,000 938
Terreno Realty, REIT  16,467 974
7,238
Office Real Estate Investment Trusts  0.5%
Brandywine Realty Trust, REIT  34,143 153
COPT Defense Properties, REIT  7,705 193
Cousins Properties, REIT  13,531 313
Douglas Emmett, REIT  24,962 332
Easterly Government Properties, REIT  14,986 186
Equity Commonwealth, REIT (1) 8,676 168
Franklin Street Properties, REIT  72,826 112
Highwoods Properties, REIT  6,094 160
JBG SMITH Properties, REIT  16,315 249
Kilroy Realty, REIT  19,100 595
NET Lease Office Properties, REIT  4,521 111

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Properties Income Trust, REIT  19,941 41
Paramount Group, REIT  33,300 154
Piedmont Office Realty Trust, Class A, REIT  20,700 150
Postal Realty Trust, Class A, REIT  19,154 255
SL Green Realty, REIT  10,988 622
Vornado Realty Trust, REIT  30,055 790
4,584
Real Estate Management & Development  0.6%
Anywhere Real Estate (1) 21,100 70
Compass, Class A (1) 52,800 190
Cushman & Wakefield (1) 21,900 228
DigitalBridge Group  22,800 312
Douglas Elliman (1) 54,538 63
eXp World Holdings (2) 13,900 157
FRP Holdings (1) 8,130 232
Howard Hughes Holdings (1) 2,800 182
Jones Lang LaSalle (1) 6,014 1,235
Kennedy-Wilson Holdings  23,700 230
Newmark Group, Class A  25,804 264
Opendoor Technologies (1) 76,732 141
Rafael Holdings, Class B (1) 29,321 42
Redfin (1) 19,500 117
Seritage Growth Properties, Class A (1) 10,245 48
St. Joe  4,458 244
Tejon Ranch (1) 14,850 253
Zillow Group, Class A (1) 5,741 259
Zillow Group, Class C (1) 20,552 953
5,220
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  50,933 1,893
Apartment Investment & Management, Class A, REIT (1) 41,458 344
Bluerock Homes Trust  6,174 108
Centerspace, REIT  3,200 216
Equity LifeStyle Properties, REIT  29,462 1,919
Independence Realty Trust, REIT  20,540 385
Sun Communities, REIT  19,322 2,325
UMH Properties, REIT  15,372 246
Veris Residential, REIT  11,270 169
7,605
Retail Real Estate Investment Trusts  0.7%
Acadia Realty Trust, REIT  25,481 457
Agree Realty, REIT  11,651 722

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alexander's, REIT  1,048 236
Brixmor Property Group, REIT  44,200 1,020
Getty Realty, REIT  11,643 310
InvenTrust Properties, REIT  2,744 68
Kite Realty Group Trust, REIT  26,421 591
Macerich, REIT  28,457 439
NNN REIT, REIT  24,030 1,024
Phillips Edison, REIT  12,370 405
Retail Opportunity Investments, REIT  4,973 62
Saul Centers, REIT  6,819 251
SITE Centers, REIT  33,900 491
Tanger, REIT  14,100 382
Urban Edge Properties, REIT  26,700 493
6,951
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  37,281 1,684
EPR Properties, REIT  8,468 355
Four Corners Property Trust, REIT  6,401 158
Gaming & Leisure Properties, REIT  39,247 1,774
Gladstone Land, REIT  13,309 182
Global Self Storage, REIT  33,399 162
Lamar Advertising, Class A, REIT  14,607 1,746
National Storage Affiliates Trust, REIT  8,532 352
Outfront Media, REIT  15,700 225
PotlatchDeltic, REIT  8,095 319
Rayonier, REIT  24,151 703
Safehold, REIT  8,208 158
Uniti Group, REIT  35,100 103
7,921
Total Real Estate 50,591
UTILITIES  1.6%
Electric Utilities  0.5%
ALLETE  7,182 448
Avangrid  7,700 274
Genie Energy, Class B  7,486 110
Hawaiian Electric Industries (2) 17,031 154
IDACORP  7,938 739
MGE Energy  7,155 535
OGE Energy  27,600 985
Otter Tail  6,850 600
PNM Resources  10,019 370

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Portland General Electric  10,300 445
4,660
Gas Utilities  0.5%
Chesapeake Utilities  4,302 457
National Fuel Gas  14,292 774
New Jersey Resources  13,755 588
Northwest Natural Holding  10,183 368
ONE Gas  8,800 562
RGC Resources  8,179 167
Southwest Gas Holdings  8,100 570
Spire  4,310 262
UGI  26,990 618
4,366
Independent Power & Renewable Electricity
Producers  0.1%
Clearway Energy, Class C  7,693 190
Montauk Renewables (1) 24,100 137
Ormat Technologies  7,618 546
Spruce Power Holding (1) 19,162 70
Sunnova Energy International (1)(2) 20,600 115
1,058
Multi-Utilities  0.2%
Avista  10,890 377
Black Hills  8,140 442
Northwestern Energy Group  8,500 426
Unitil  5,719 296
1,541
Water Utilities  0.3%
American States Water  6,825 495
California Water Service Group  9,650 468
Essential Utilities  32,032 1,196
Middlesex Water  6,378 333
SJW Group  4,960 269
2,761
Total Utilities 14,386
Total Common Stocks (Cost $595,505) 930,016

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 4,502,059 4,502
4,502
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 5.291%, 9/19/24 (6) 325,000 321
321
Total Short-Term Investments (Cost $4,823) 4,823
SECURITIES LENDING COLLATERAL  2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 23,384,067 23,384
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 23,384
Total Securities Lending Collateral (Cost $23,384) 23,384
Total Investments in Securities
102.3% of Net Assets
(Cost $623,712) $ 958,223
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Extended Equity Market Index Fund

CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Russell 2000 E-Mini Index contracts 9/24 3,820 $ 31
Long, 5 S&P 400 E-Mini MidCap Index contracts 9/24 1,479 4
Net payments (receipts) of variation margin to date (24)
Variation margin receivable (payable) on open futures contracts $ 11

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 109++
Totals $ —# $ — $ 109+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 57,881  ¤  ¤ $ 27,886
Total $ 27,886^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $109 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,886.

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $623,712) $ 958,223
Dividends receivable 726
Receivable for investment securities sold 618
Cash 218
Receivable for shares sold 126
Variation margin receivable on futures contracts 11
Other assets 64
Total assets 959,986
Liabilities
Obligation to return securities lending collateral 23,384
Payable for shares redeemed 150
Investment management fees payable 69
Due to affiliates 57
Payable to directors 1
Other liabilities 93
Total liabilities 23,754
NET ASSETS $ 936,232
Net Assets Consist of:
Total distributable earnings (loss) $ 403,915
Paid-in capital applicable to 30,095,908 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 532,317
NET ASSETS $ 936,232
NET ASSET VALUE PER SHARE $ 31.11

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $7) $ 4,811
Securities lending 255
    Interest 10
Total income 5,076
Expenses
Investment management 424
Shareholder servicing 523
Prospectus and shareholder reports 12
Custody and accounting 111
Legal and audit 21
Registration 20
Directors 2
Miscellaneous 10
Repaid to Price Associates 15
Total expenses 1,138
Net investment income 3,938
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 45,365
Futures 331
Net realized gain 45,696
Change in net unrealized gain / loss
Securities (18,521)
Futures (349)
Change in net unrealized gain / loss (18,870)
Net realized and unrealized gain / loss 26,826
INCREASE IN NET ASSETS FROM OPERATIONS $ 30,764

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,938 $ 10,088
Net realized gain 45,696 44,804
Change in net unrealized gain / loss (18,870) 144,262
Increase in net assets from operations 30,764 199,154
Distributions to shareholders
Net earnings – (33,659)
Capital share transactions
*
Shares sold 35,484 61,049
Distributions reinvested – 31,104
Shares redeemed (83,786) (130,078)
Decrease in net assets from capital share
transactions (48,302) (37,925)
Net Assets
Increase (decrease) during period (17,538) 127,570
Beginning of period 953,770 826,200
End of period $ 936,232 $ 953,770
*Share information (000s)
Shares sold 1,159 2,223
Distributions reinvested – 1,052
Shares redeemed (2,732) (4,762)
Decrease in shares outstanding (1,573) (1,487)

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Extended Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $1,783,000 of net gain on
$2,496,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value

T. ROWE PRICE Extended Equity Market Index Fund

methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE Extended Equity Market Index Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 930,013 $ — $ 3 $ 930,016
Short-Term Investments 4,502 321 — 4,823
Securities Lending Collateral 23,384 — — 23,384
Total Securities 957,899 321 3 958,223
Futures Contracts* 35 — — 35
Total $ 957,934 $ 321 $ 3 $ 958,258
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 35
*
Total $ 35
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 331
Total $ 331
Change in Unrealized
Gain (Loss)
Equity derivatives $ (349)
Total $ (349)

T. ROWE PRICE Extended Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $321,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures

T. ROWE PRICE Extended Equity Market Index Fund

markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $21,639,000; the value of cash collateral and related investments was $23,384,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $52,486,000 and
$93,607,000, respectively, for the six months ended June 30, 2024.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $626,597,000. Net unrealized gain aggregated
$331,661,000 at period-end, of which $437,324,000 related to appreciated investments and $105,663,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Expense limitation 0.25%
Expense limitation date 04/30/26
(Waived)/repaid during the period ($000s) $15

T. ROWE PRICE Extended Equity Market Index Fund

In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement for the six months ended June 30, 2024.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price
Associates; $307,000 for T. Rowe Price Services, Inc.; and $38,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price

T. ROWE PRICE Extended Equity Market Index Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Extended Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Extended Equity Market Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of
September 30, 2023, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
However, the fund is also subject to contractual expense limitations that require the
Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets.
The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses, although there were not sufficient funds in the Expense Group to rank within quintiles. The information provided to the Board indicated that the fund’s contractual management fee ranked third out of five funds (Expense Group), the fund’s actual management fee rate ranked fourth out of five funds (Expense Group) and in the third quintile
(Expense Universe), and the fund’s total expenses ranked fourth out of five funds
(Expense Group) and in the third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Extended Equity Market Index Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024